PREPAYMENTS AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
PREPAYMENTS AND OTHER RECEIVABLES
Receivable from collaboration agreement	$ 896
Interest receivable	30	$ 1,042
Prepayments to CRO vendors	1,138	998
Prepayments for employee incentives	346	641
Prepayments for deferred financing fees	966
Prepayments for insurance and other services	1,125	484
Other receivables		130
Total prepayments and other receivables	$ 4,501	$ 3,295